Stockholders' Equity - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jul. 13, 2021	Jun. 08, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Sep. 01, 2021	Jun. 18, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Capital stock, par value		$ 0.0001
Capital stock, shares authorized		261,000,000
Common stock, shares authorized		260,000,000
Preferred stock,authorized		1,000,000	1,000,000	1,000,000
Aggregate purchase price of common shares				$ 6,650
Payment of offering costs				$ 12,800
Preferred stock, issued			0
Preferred stock,outstanding			0	0
Prepaid expenses			$ 20,045	$ 17,040				$ 183
Subscription Agreement | Series A Warrant
Class Of Stock [Line Items]
Number of shares purchased	2,000,000
Exercisable period	5 years
Subscription Agreement | Series A and Series B Warrant
Class Of Stock [Line Items]
Number of shares purchased	6,000,000
Warrant share price	$ 0.10
Subscription Agreement | Series B Warrant
Class Of Stock [Line Items]
Exercisable period	5 years
Number shares vest and exercisable	500,000
Vesting period	1 year
Warrant share price	$ 0.01
Prepaid expenses			$ 2,500
Number of vesting of warrants using grant date fair value			500,000
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		250,000,000	250,000,000	250,000,000
Conversion of Class B to Class A common shares (in shares)		3,593,750
Conversion basis				In addition, 3,593,750 shares of Class B Common Stock were converted, on a one-for-one basis, into shares of Class A Common Stock, and as of December 31, 2021, there were no shares of Class B Common Stock issued or outstanding.
Number of Class A common stock issued upon conversion of each share (in shares)		1
Number of shares purchased	500,000
Common stock, shares issued			87,367,972	87,367,972
Common stock, shares outstanding			87,367,972	87,367,972
Contingently issuable shares to CareMax and IMC sellers				3,200,000
Common stock, par value			$ 0.0001	$ 0.0001
Class A Common Stock | Subscription Agreement
Class Of Stock [Line Items]
Number of shares purchased	500,000
Aggregate purchase price of common shares	$ 5,000
Price per share	$ 18.00
Common stock, par value	0.0001
Class A Common Stock | Subscription Agreement | Maximum
Class Of Stock [Line Items]
Price per share	$ 10.00
Class A Common Stock | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		10,000,000
Aggregate purchase price of common shares		$ 100,000
Purchase price per share		$ 10.00
Class A Common Stock | Deerfield Partners | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		9,600,000
Class A Common Stock | Sponsor | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		400,000
Class A Common Stock | Investors | Business Combination Agreement
Class Of Stock [Line Items]
Number of shares purchased		31,000,000
Aggregate purchase price of common shares		$ 310,000
Purchase price per share		$ 10.00
Class A Common Stock | SMA Entities
Class Of Stock [Line Items]
Common stock, shares issued							384,615
Class A Common Stock | DNF
Class Of Stock [Line Items]
Common stock, shares issued						2,741,528
Class A Common Stock | Advantis
Class Of Stock [Line Items]
Common stock, shares issued					145,883
Class A Common Stock | Business Intelligence & Analytics LLC
Class Of Stock [Line Items]
Common stock, shares issued					148,104
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		10,000,000
Common stock, shares issued				0
Common stock, shares outstanding				0